27 Benefits offered to team members (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfBenefitsOfferedToTeamMembersLineItems [Line Items]
Fair value, net of taxes	R$ 13,573	R$ 6,406
Contributions made by sponsors	285	20,544	R$ 4,069
Contributions made by the participants	5,550	5,725
Employee contributions participants	R$ 72,970	69,058
Braskem America [Member]
DisclosureOfBenefitsOfferedToTeamMembersLineItems [Line Items]
Preferred shares (In Dollars Par shares)	R$ 53.75
Contributions made by sponsors	R$ 38	171
Contributions made by the participants	38	172
Employee no contributions	0	20,544
Braskem Alemanha ("Germany") [Member]
DisclosureOfBenefitsOfferedToTeamMembersLineItems [Line Items]
Contributions made by the participants	158	152
Braskem Holanda ("Netherlands") [Member]
DisclosureOfBenefitsOfferedToTeamMembersLineItems [Line Items]
Contributions made by the participants	8	6
Subsidiary Braskem Idesa [Member]
DisclosureOfBenefitsOfferedToTeamMembersLineItems [Line Items]
Contributions made by the participants	823	821
Employee no contributions	R$ 2,056	R$ 2,343